Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of other receivables and prepayments
	December 31, 2020	December 31, 2019

Prepaid insurance	$82,060	$154,011
Prepaid service fee	174,114	296,565
Rental deposits	12,022	8,584
Prepaid rental expenses	14,251	37,169
Prepaid research and development expenses	978,044	453,634
Other receivables	74,176	109,714
Others	44,329	19,366
	$1,378,996	$1,079,043